Summary of Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying Condensed Consolidated Financial Statements have been prepared in accordance with U.S. GAAP and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") regarding interim financial reporting on Form 10-Q. Accordingly, certain information and disclosures required for complete financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. These Condensed Consolidated Financial Statements and notes should be read in conjunction with the Company's Annual Report on Form 10-K for the year ended December 31, 2020 (as filed with the SEC on March 24, 2021), the audited financial statements included in the Company's Amendment No. 1 to the Current Report on Form 8-K (as filed with the SEC on March 24, 2021), and the Company's Registration Statement on Form S-1 (as filed with the SEC on June 28, 2021). Since the date of these filings, there have been no changes or updates to the Company's significant accounting policies, other than those described below.

Except as noted in the section titled "Retroactive Adjustments Related to Reverse Recapitalization", the accompanying Condensed Consolidated Financial Statements for periods ended prior to January 12, 2021 reflect Legacy Billtrust, which was a single entity, and its capital structure prior to the Business Combination, and do not reflect New Billtrust or South Mountain.

In the opinion of management, the accompanying Condensed Consolidated Financial Statements contain all normal recurring adjustments necessary for a fair statement of financial position, results of operations, comprehensive loss, and cash flows as of the dates and for the interim periods presented. The results of operations for the three and nine months ended September 30, 2021 may not be indicative of the results for the full fiscal year ended December 31, 2021 or any other period. The Condensed Consolidated Balance Sheet as of December 31, 2020 included herein was derived from the audited financial statements as of that date, but does not include all disclosures required by U.S. GAAP on an annual reporting basis.

The Company's fiscal year is the twelve-month period from January 1 through December 31. Unless otherwise indicated, all references to a "year" mean the Company's fiscal year.

Basis of Presentation

The preparation of the financial statements have been prepared using accounting principles generally accepted in the United States (“US GAAP”). The accompanying financial statements reflect Billtrust and its capital structure prior to the Business Combination, and do not reflect New Billtrust or SMMC.

Change in Filing Status from Emerging Growth Company
Change in Filing Status from Emerging Growth Company

Billtrust currently qualifies as an emerging growth company (“EGC”), under the Jumpstart Our Business Startups Act (“JOBS Act”), which allows the Company to delay adoption of new or revised accounting pronouncements until such pronouncements are applicable to private companies. The Company has elected to use the extended transition period under the JOBS Act until such time that the Company is not considered to be an EGC. Based on the closing share price and the market value of the Company's common stock held by non-affiliates as of June 30, 2021, the Company will be deemed a large accelerated filer as of December 31, 2021. As a result, beginning with the Annual Report on Form 10-K for the year ending December 31, 2021, the Company will not be able to rely on the extended transition period noted above and will be required to adopt all new accounting pronouncements within the same time periods as public companies. The effect of the loss of ECG status and impact on the adoption of new accounting pronouncements is discussed further below.

Use of Estimates
Use of Estimates

The preparation of the Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported, disclosure about contingent liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Such estimates include, but are not limited to, revenue recognition, recoverability of deferred tax assets, valuation of acquired assets and liabilities, ongoing impairment reviews of goodwill, intangible assets, and other long-lived assets, contingent consideration, and stock-based compensation. The Company bases its estimates on historical experience, known trends, market specific information, or other relevant factors it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates and changes in estimates are recorded in the period in which they become known. Actual results may differ from these estimates.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets, determining the fair value associated with acquired assets and liabilities including deferred revenue, intangible asset and goodwill impairment, contingent consideration liabilities, stock based compensation and certain other of the Company’s accrued liabilities. The Company bases its estimates on historical experience, known trends, and other market specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates, as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ from those estimates or assumptions.

Due to the COVID-19 global pandemic, the global economy and financial markets have been disrupted and there is a significant amount of uncertainty about the length and severity of the consequences caused by the pandemic. The Company has considered information available to it as of the date of issuance of these financial statements and has not experienced any significant impact to its estimates and assumptions as a result of the COVID-19 pandemic. On an ongoing basis, the Company will continue to closely monitor the COVID-19 impact on its estimates and assumptions.

Concentrations of Credit Risk
Concentrations of Credit Risk

The Company maintains its deposits of cash, cash equivalents, marketable securities, restricted cash, and customer funds with high-credit quality financial institutions and the amounts of these balances may exceed federally insured limits. The Company’s accounts receivable are reported in the Condensed Consolidated Balance Sheets net of allowances for uncollectible accounts. The Company believes that the concentration of credit risk with respect to accounts receivable is limited due to the large number of companies and diverse industries comprising its customer base. Ongoing credit evaluations are performed, generally with a focus on new customers or customers with whom the Company has no prior collections history, and collateral is generally not required. The Company maintains reserves for potential losses based on customer specific situations as well as on historic experience and such losses, in the aggregate, have not exceeded management’s expectations. As of September 30, 2021 and December 31, 2020 the allowances for uncollectible accounts were $0.3 million and $0.4 million, respectively.

For the nine months ended September 30, 2021 and 2020, no individual customer accounted for 10% or greater of total revenues. As of September 30, 2021 and December 31, 2020, no individual customer had a balance of 10% or greater of accounts receivable.

Concentrations of Credit Risk

The Company maintains its deposits of cash and cash equivalent balances, restricted cash and customer funds with high-credit quality financial institutions. The Company’s cash and cash equivalent balances, restricted cash and customer funds may exceed federally insured limits.

The Company’s accounts receivable are reported in the accompanying Balance Sheets net of allowances for uncollectible accounts. The Company believes that the concentration of credit risk with respect to accounts receivable is limited due to the large number of companies and diverse industries comprising the customer base. On-going credit evaluations are performed, generally with a focus on new customers or customers with whom the Company has no prior collections history, and collateral is generally not required. The Company maintains reserves for potential losses based on customer specific situations as well as on historic experience and such losses, in the aggregate, have not exceeded management’s expectations. For the years ended December 31, 2020, 2019 and 2018, there were no customers that individually accounted for 10% or greater of revenues or accounts receivable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Accounting Pronouncements Issued and Adopted

In November 2019, the Financial Accounting Standards Board ("FASB") Issued Accounting Standards Update ("ASU") 2019-08, Compensation - Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting, which requires share-based payment awards granted to a customer to be measured and classified in accordance with Topic 718. Accordingly, amounts recorded as a reduction in transaction price should be based on the grant-date fair value of share-based payment awards. The new guidance was adopted by the Company on January 1, 2021 and the adoption did not have a material impact on its Consolidated Financial Statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40), to simplify the accounting for convertible instruments by eliminating large sections of the existing guidance and eliminating several triggers for derivative accounting, including a requirement to settle certain contracts by delivering registered shares. The new guidance was adopted by the Company on January 1, 2021 and the adoption did not impact its Consolidated Financial Statements.

Accounting Pronouncements Issued but not yet Adopted

As an EGC, the JOBS Act permits the Company an extended transition period for complying with new or revised accounting pronouncements affecting public companies. The Company has elected to use this extended transition period and adopts certain new accounting pronouncements on the private company timeline, which means that its financial statements may not be comparable to the financial statements of public companies that comply with such new or revised accounting pronouncements on a non-delayed basis. The Company will cease to qualify as an EGC effective December 31, 2021 unless the eligibility standards are modified. Loss of EGC status will result in the Company losing the extended transition period noted above and will require it to adopt new accounting pronouncements within the same time periods as public companies.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), with subsequent ASU's issued that clarify the guidance (collectively, "Topic 842"). Topic 842 outlines a comprehensive lease accounting model and supersedes the current lease guidance. The standard requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and a corresponding right-of-use ("ROU") asset for all leases longer than 12 months. It also changes the definition and classification of a lease, with the classification affecting the pattern of expense recognition, and expands the qualitative and quantitative disclosure requirements of lease arrangements.

The two permitted transition methods under the standard are both modified retrospective methods. Under the first method, the standard is applied to all leases that existed at, or subsequently commenced after, the beginning of the earliest comparative period presented in the financial statements, with a cumulative effect adjustment recorded at the beginning of the earliest comparative period for all leases that commenced prior to such date. Under the second method, comparative periods are not adjusted and the cumulative effect of applying the standard is recorded at the date of initial application. As a result of losing EGC status effective as of December 31, 2021, the Company will be required to adopt the standard for annual reporting on December 31, 2021 and for quarterly reporting beginning with the first quarter of 2022. The Company will adopt the standard utilizing the modified retrospective method as of January 1, 2021 in which comparative periods are not adjusted. The Company anticipates that it will be required to record a cumulative effect adjustment upon adoption.

The Company expects the standard to have a material impact on its balance sheet as substantially all operating leases greater than 12 months will be recorded as a ROU asset and lease liability. Adoption of the standard will result in an approximate increase of $25.0 million to $33.0 million in total assets and $33.0 million to $40.0 million in total liabilities on January 1, 2021. Adoption will also require that changes in ROU assets and lease liabilities be included in the statements of cash flows. The Company does not expect the standard to have a material impact on its results of operations or liquidity.

Several practical expedients are permitted under Topic 842. The Company expects to elect the package of expedients, including the related disclosure requirements, that permits the use of historical lease classification and accounting under the previous guidance for all leases that expired or existed as of the adoption date. The Company anticipates it will elect to exempt all leases with an original term of 12 months or less from recognition of ROU assets and lease liabilities, and will elect not to separate lease and non-lease components within its leases.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments, with subsequent ASU's issued that clarify the guidance (collectively, "Topic 326"). Topic 326 requires an entity to utilize a new impairment model known as the current expected credit loss ("CECL") model to estimate its lifetime "expected credit loss" using a forward-looking approach and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. Topic 326 also requires new disclosures for financial assets measured at amortized cost, loans, and available-for-sale debt securities. The standard requires an entity to record a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. As a result of losing EGC status effective as of December 31, 2021, the Company will be required to adopt the standard for annual reporting on December 31, 2021 and for quarterly reporting beginning with the first quarter of 2022. The adoption of this standard is not expected to have a material impact on the Company's Consolidated Financial Statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test and requires an entity to write down the carrying value of goodwill up to the amount by which the carrying amount of a reporting unit exceeds its fair value. As a result of losing EGC status effective as of December 31, 2021, the Company will be required to adopt the standard for annual reporting on December 31, 2021 and for quarterly reporting beginning with the first quarter of 2022. The adoption of this standard is not expected to have a material impact on the Company's Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). As a result of losing EGC status effective as of December 31, 2021, the Company will be required to adopt the standard for annual reporting on December 31, 2021 and for quarterly reporting beginning with the first quarter of 2022. The adoption of this standard is not expected to have a material impact on the Company's Consolidated Financial Statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies various aspects related to accounting for income taxes. As a result losing EGC status effective as of December 31, 2021, the Company will be required to adopt the standard for annual reporting on December 31, 2021 and for quarterly reporting beginning with the first quarter of 2022. The adoption of this standard is not expected to have a material impact on the Company's Consolidated Financial Statements.

Recent Accounting Pronouncements

Accounting pronouncements issued and adopted

On January 1, 2020, the Company adopted ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (“ASU 2016-18”). ASU 2016-18 amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The new standard requires cash and cash equivalents balances on the statement of cash flows to include restricted cash and cash equivalent balances. ASU 2016-18 requires a company to provide appropriate disclosures about its accounting policies pertaining to restricted cash in accordance with GAAP. Additionally, changes in restricted cash and restricted cash equivalents that results from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents are not to be presented as cash flow activities in the statement of cash flows. The adoption of ASU 2016-18 did not have a material impact on the Company’s financial position, results of operations, cash flows, or disclosures. However, subsequent to the adoption of ASU 2016-18, in connection with our Financing Agreement (Note 8), a cash amount of $3,277 was pledged as security for our outstanding letters of credit and classified as restricted cash in the accompanying December 31, 2020 balance sheet and included in the ending cash, cash equivalents and restricted cash in the statement of cash flows for the twelve months ended December 31, 2020.

In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. The new guidance was effective for the Company beginning January 1, 2020 and was not material to the financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)”, which modifies, removes and adds certain disclosure requirements on fair value measurements. The new guidance was effective for the Company on January 1, 2020 and was not material to the financial statements.

Accounting pronouncements issued but not yet adopted

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (“Topic 842”) which outlines a comprehensive lease accounting model and supersedes the current lease guidance. The new guidance requires lessees to recognize almost all of their leases on the balance sheet by recording a lease liability and corresponding right-of-use assets for all leases with lease terms greater than 12 months. It also changes the definition of a lease and expands the disclosure requirements of lease arrangements. As per the latest ASU 2020-05, issued by FASB, the entities who have not yet issued or made available for issuance the financial statements as of June 3, 2020 can defer the new guidance for one year, thus the Company expects to adopt this guidance for the annual reporting period beginning January 1, 2022, and interim reporting periods within annual reporting period beginning January 1, 2023, and will require application of the new accounting guidance at the beginning of the earliest comparative period presented in the year of adoption, although it may be required to adopt this guidance effective for the year ended December 31, 2021. The Company is in the process of evaluating the impact that the pronouncement will have on the financial statements.

In June 2016, FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. As per the latest ASU 2020-02, FASB deferred the timelines for certain small public and private entities, thus the new guidance will be adopted by the Company for the annual reporting period beginning January 1, 2023, including interim periods within that annual reporting period. The standard will apply as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The Company is in the process of evaluating the impact of the adoption of ASU 2016-13 on the financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test and requires an entity to write down the carrying value of goodwill up to the amount by which the carrying amount of a reporting unit exceeds its fair value. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years and early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of this standard on the financial statements.

In August 2018, the FASB issued ASU 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In November 2019, the FASB Issued ASU 2019-08, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which requires share-based payment awards granted to a customer to be measured and classified in accordance with Topic 718. Accordingly, the amount that will be recorded as a reduction in the transaction price should be based on the grant-date fair value of the share-based payment award. As an emerging growth company, ASU 2019-08 may be adopted by the Company effective in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020; however, early adoption is permitted. This new guidance will be effective for the Company for annual reporting period beginning January 1, 2021 and interim periods beginning January 1, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.” The ASU is intended to simplify various aspects related to accounting for income taxes. The Company is expecting to adopt the guidance from annual periods beginning after December 15, 2021 and interim period beginning December 15, 2022. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)” to simplify the accounting for convertible instruments by eliminating large sections of the existing guidance and eliminating several triggers for derivative accounting, including a requirement to settle certain contracts by delivering registered shares. This update is effective for fiscal years beginning after December 15, 2021, including interim periods within those years, and early adoption is permitted for years beginning after December 15, 2020. The Company is currently evaluating the impact that the pronouncement will have on the financial statements.